Results for the Year - Result Per Share (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results for the Year
Net result	kr 4,758	kr 2,166	kr 1,472
Average number of shares outstanding	65,315,975	63,126,771	61,383,972
Average number of treasury shares	(136,969)	(163,958)	(116,466)
Average number of shares excl. treasury shares	65,179,006	62,962,813	61,267,506
Average number of share-based instruments, dilution	706,869	674,030	777,491
Average number of shares, diluted	65,885,875	63,636,843	62,044,997
Basic net result per share	kr 73.00	kr 34.40	kr 24.03
Diluted net result per share	kr 72.21	kr 34.03	kr 23.73
Warrants excluded from calculation of diluted net result per share	68,605	299,573	177,369
Warrants vested excluded from calculation of diluted net result per share	0	744	64,703